HOTEL OPERATING COSTS	6 Months Ended
Jun. 30, 2026
HOTEL OPERATING COSTS
HOTEL OPERATING COSTS

10.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Six Months Ended
	June 30,
	2025	2026
Rents	2,074	2,033
Utilities	319	301
Personnel costs	2,806	2,955
Depreciation and amortization	597	570
Consumable, food and beverage	570	528
Others	990	1,298
Total	7,356	7,685